Operating Leases (Tables) (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Operating Leased Assets [Line Items]
Future Minimum Lease Payments	As of December 31, 2012, future minimum lease payments were as follows (in thousands):

2013	$6,459
2014	6,718
2015	6,660
2016	4,396
2017	4,381
Thereafter	8,761
$37,375